Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 108	$ 93
Trade payables	671	424
Deferred consideration on acquisitions	21	221
Other payables	69	59
Non-current trade and other payables	869	797
Trade payables and accrued expenses	17,055	16,010
Payroll and social security payables	1,606	1,623
Indirect taxes payable	3,021	2,560
Interest payable	1,369	1,336
Consigned packaging	1,093	1,017
Dividends payable	610	767
Deferred consideration on acquisitions	223	69
Other payables and deferred income	479	422
Current trade and other payables	$ 25,455	$ 23,804